united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Leland Currency Strategy Fund
Class A Shares: GHCAX	Class C Shares: GHCCX	Class I Shares: GHCIX

Leland Real Asset Opportunities Fund
Class A Shares: GHTAX	Class C Shares: GHTCX	Class I Shares: GHTIX

Leland Thomson Reuters Private Equity Index Fund
Class A Shares: LDPAX	Class C Shares: LDPCX	Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund
Class A Shares: LDVAX	Class C Shares: LDVCX	Class I Shares: LDVIX

Semi-Annual Report

March 31, 2018

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

LELAND CURRENCY STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

				Inception** -
	Six Month	One Year	Three Year	March 31, 2018
Leland Currency Strategy Fund - Class A	(2.23)%	0.77%	1.44%	4.59%
Leland Currency Strategy Fund - Class A with load	(7.86)%	(5.05)%	(0.53)%	2.99%
Leland Currency Strategy Fund - Class C	(2.53)%	0.00%	0.63%	3.94%
Leland Currency Strategy Fund - Class I	(2.06)%	1.02%	1.64%	4.75%
BofAML US Dollar LIBOR 3 Month Constant Maturity ***	0.61%	1.21%	0.76%	0.64%
S&P 500 Total Return Index ****	5.84%	13.99%	10.78%	10.89%
MSCI EAFE Currency Index *****	3.30%	8.72%	1.96%	(2.82)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.08% for Class A shares, 2.83% for Class C shares and 1.83% for Class I shares per the February 1, 2018 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 30, 2014.

***	BofAML US Dollar LIBOR (London Interbank Offered Rate) 3 Month Constant Maturity is the interest rate offered by a specific group of London banks for the U.S. dollar deposits with a three-month maturity.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

*****	The MSCI EAFE Currency Index sets the weights of each currency equal to the relevant country weight in the MSCI EAFE Index.

Portfolio Composition as of March 31, 2018	% of Net Assets
Short-Term Investment	84.0%
Other Assets in Excess of Liabilities - Net	16.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

				Inception** -
	Six Month	One Year	Three Year	March 31, 2018
Leland Real Asset Opportunities Fund - Class A	(9.93)%	(9.47)%	(0.87)%	(2.45)%
Leland Real Asset Opportunities Fund - Class A with load	(15.08)%	(14.64)%	(2.82)%	(3.73)%
Leland Real Asset Opportunities Fund - Class C	(10.25)%	(10.12)%	(1.60)%	(3.16)%
Leland Real Asset Opportunities Fund - Class I	(9.75)%	(9.17)%	(0.62)%	(2.18)%
S&P 500 Total Return Index ***	5.84%	13.99%	10.78%	12.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.89% for Class A shares, 2.64% for Class C shares and 1.64% for Class I shares per the February 1, 2018 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2013.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018	% of Net Assets
Diversified REITs	22.2%
Exchange Traded Funds - Equity Fund	15.6%
Mortgage REITs	11.0%
Transportation	10.6%
Regional Mall REITs	9.8%
Short-Term Investment	8.1%
Health Care REITs	7.4%
Hotel & Resort REITs	4.0%
Single Tenant REITs	3.6%
Warehouse/Industrial REITs	3.4%
Other Assets in Excess of Liabilities - Net	4.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

			Inception** -
	Six Month	One Year	March 31, 2018
Leland Thomson Reuters Private Equity Index Fund - Class A	6.53%	14.16%	12.10%
Leland Thomson Reuters Private Equity Index Fund - Class A with load	0.42%	7.62%	9.51%
Leland Thomson Reuters Private Equity Index Fund - Class C	6.03%	13.18%	11.44%
Leland Thomson Reuters Private Equity Index Fund - Class I	6.63%	14.32%	12.32%
S&P 500 Total Return Index ***	5.84%	13.99%	14.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.07% for Class A shares, 2.82% for Class C shares and 1.82% for Class I shares per the February 1, 2018 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018	% of Net Assets
Banks	6.7%
Retail	6.6%
Internet	6.5%
Oil & Gas	6.2%
Pharmaceuticals	6.1%
Semiconductors	5.4%
Aerospace/Defense	5.1%
Chemicals	4.0%
Diversified Financial Services	3.9%
Software	3.9%
Other Assets in Excess of Liabilities - Net	45.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Month	One Year	March 31, 2018	March 31, 2018
Leland Thomson Reuters Venture Capital Index Fund - Class A	21.26%	44.96%	23.18%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class A with load	14.28%	36.65%	21.31%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class C	20.95%	43.93%	N/A	27.10%
Leland Thomson Reuters Venture Capital Index Fund - Class I	21.41%	45.28%	23.40%	N/A
NASDAQ OTC Composite Index ****	8.74%	19.48%	14.34%	17.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares per the February 1, 2018 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

***	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The NASDAQ OTC Composite index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2018	% of Net Assets
Software	25.6%
Internet	18.3%
Computers	13.1%
Commercial Services	8.2%
Healthcare-Products	7.0%
Diversified Financial Services	6.1%
Healthcare-Services	5.7%
Short-Term Investment	3.9%
Semiconductors	2.2%
Aerospace/Defense	2.0%
Other Assets in Excess of Liabilities - Net	7.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 84.0%
	MONEY MARKET FUND - 84.0%
13,934,090	Invesco Short Term Investments Trust - Treasury Portfolio Institutional Class, to yield 1.57% * (Cost $13,934,090)	$13,934,090

	TOTAL INVESTMENT - 84.0% (Cost $13,934,090) (a)	$13,934,090
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0%	2,657,487
	NET ASSETS - 100.0%	$16,591,577

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,934,090 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

Forward Foreign Currency Contracts
	Settlement		U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Date	Fund Receiving	March 31, 2018	Fund Delivering	March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
UBS	4/20/2018	Australian	6,953,866	U.S.	7,020,150	$—	$(66,284)
UBS	4/20/2018	British	3,481,152	U.S.	3,464,548	16,604	—
UBS	4/20/2018	Canadian	4,829,883	U.S.	4,828,325	1,558	—
UBS	4/20/2018	Euro	3,861,732	U.S.	3,885,429	—	(23,697)
UBS	4/20/2018	Japanese	4,664,998	U.S.	4,673,188	—	(8,190)
UBS	4/20/2018	New Zealand	7,619,608	U.S.	7,653,679	—	(34,071)
UBS	4/20/2018	Norwegian	2,406,881	U.S.	2,439,830	—	(32,949)
UBS	4/20/2018	Singapore	5,937,611	U.S.	5,948,990	—	(11,379)
UBS	4/20/2018	Swedish	2,463,259	U.S.	2,512,480	—	(49,221)
UBS	4/20/2018	Swiss	4,646,675	U.S.	4,660,768	—	(14,093)
UBS	4/20/2018	U.S.	4,157,881	Australian	4,143,463	14,418	—
UBS	4/20/2018	U.S.	190,708	British	189,927	781	—
UBS	4/20/2018	U.S.	1,760,986	Canadian	1,769,161	—	(8,175)
UBS	4/20/2018	U.S.	79,214	Euro	79,398	—	(184)
UBS	4/20/2018	U.S.	1,624,286	Japanese	1,618,847	5,439	—
UBS	4/20/2018	U.S.	4,298,680	New Zealand	4,328,902	—	(30,222)
UBS	4/20/2018	U.S.	43,838	Norwegian	43,286	552	—
UBS	4/20/2018	U.S.	28,291	Singapore	28,269	22	—
UBS	4/20/2018	U.S.	77,872	Swedish	76,687	1,185	—
UBS	4/20/2018	U.S.	1,537,469	Swiss	1,519,617	17,852	—
						$58,411	$(278,465)

See accompanying notes to financial statements.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS - 10.6%
	TRANSPORTATION - 10.6%
323,251	DHT Holdings, Inc.	$1,099,054
241,525	Teekay Corp.	1,953,937
		3,052,991

	TOTAL COMMON STOCKS (Cost $3,225,611)	3,052,991

	EXCHANGE TRADED FUNDS - 15.6%
	EQUITY FUND - 15.6%
352,925	InfraCap MLP ETF	2,414,007
21,755	iShares U.S. Basic Materials ETF	2,090,220
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,582,519)	4,504,227

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 64.8%
	DIVERSIFIED REITs - 22.2%
110,866	Colony NorthStar, Inc.	623,067
162,645	Lexington Realty Trust	1,280,016
208,115	New Residential Investment Corp.	3,423,492
83,445	NorthStar Realty Europe Corp.	1,086,454
		6,413,029
	HEALTH CARE REITs - 7.4%
164,418	New Senior Investment Group, Inc.	1,344,939
28,925	Omega Healthcare Investors, Inc.	782,132
		2,127,071
	HOTEL & RESORT REITs - 4.0%
45,872	Hospitality Properties Trust	1,162,396

	MORTGAGE REITs - 11.0%
39,024	Blackstone Mortgage Trust, Inc.	1,226,134
93,731	Starwood Property Trust, Inc.	1,963,664
		3,189,798
	OFFICE PROPERTY REITs - 3.4%
141,026	VEREIT, Inc.	981,541

	REGIONAL MALL REITs - 9.8%
47,510	GGP, Inc.	972,055
5,479	Simon Property Group, Inc.	845,684
17,968	Taubman Centers, Inc.	1,022,559
		2,840,298
	SINGLE TENANT REITs - 3.6%
133,264	Spirit Realty Capital, Inc.	1,034,129

	WAREHOUSE/INDUSTRIAL REITs - 3.4%
46,087	Gramercy Property Trust	1,001,470

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,912,810)	18,749,732

	SHORT-TERM INVESTMENT - 8.1%
	MONEY MARKET FUND - 8.1%
2,346,243	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 1.74% ** (Cost $2,346,243)	2,346,243

	TOTAL INVESTMENTS - 99.1% (Cost $29,067,183) (a)	$28,653,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	258,225
	NET ASSETS - 100.0%	$28,911,418

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,379,644 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,294,032
Unrealized depreciation	(3,020,483)
Net unrealized depreciation	$(1,726,451)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 5.2%
617	Boeing Co. #	$202,302
363	General Dynamics Corp. #	80,187
407	Lockheed Martin Corp. #	137,537
273	Northrop Grumman Corp. #	95,310
450	Raytheon Co. #	97,119
1,252	United Technologies Corp. #	157,527
		769,982
	AGRICULTURE - 2.3%
2,358	Altria Group, Inc. #	146,951
1,909	Philip Morris International, Inc. #	189,755
		336,706
	AIRLINES - 0.4%
1,079	Delta Air Lines, Inc.	59,140

	APPAREL - 0.7%
1,494	NIKE, Inc. #	99,261

	AUTO MANUFACTURERS - 0.9%
4,535	Ford Motor Co.	50,248
1,515	General Motors Co. #	55,055
121	Tesla, Inc. *	32,202
		137,505
	BANKS - 6.7%
545	BB&T Corp.	28,362
7,121	Bank of America Corp.	213,559
697	Bank of New York Mellon Corp.	35,916
298	Capital One Financial Corp.	28,554
1,819	Citigroup, Inc.	122,782
261	Goldman Sachs Group, Inc.	65,735
1,799	JPMorgan Chase & Co.	197,836
844	Morgan Stanley	45,542
323	PNC Financial Services Group, Inc.	48,851
1,069	US Bancorp	53,984
2,994	Wells Fargo & Co.	156,916
		998,037
	BEVERAGES - 3.1%
4,735	Coca-Cola Co. #	205,641
211	Constellation Brands, Inc.	48,091
428	Monster Beverage Corp. *	24,486
1,733	PepsiCo, Inc. #	189,157
		467,375
	BIOTECHNOLOGY - 1.7%
498	Amgen, Inc. #	84,899
148	Biogen, Inc. *	40,525
603	Celgene Corp. * #	53,794
1,006	Gilead Sciences, Inc. #	75,842
		255,060
	BUILDING MATERIALS - 0.3%
94	Martin Marietta Materials, Inc.	19,486
164	Vulcan Materials Co.	18,724
		38,210
	CHEMICALS - 4.0%
310	Air Products & Chemicals, Inc. #	49,299
191	Celanese Corp.	19,140
3,928	DowDuPont, Inc. #	250,253
457	LyondellBasell Industries NV #	48,296
684	Monsanto Co. #	79,816
395	PPG Industries, Inc.	44,082
417	Praxair, Inc. #	60,173
128	Sherwin-Williams Co. #	50,191
		601,250
	COMMERCIAL SERVICES - 1.8%
486	Automatic Data Processing, Inc. #	55,151
402	Ecolab, Inc. #	55,102
1,059	PayPal Holdings, Inc. * #	80,346
398	S&P Global, Inc.	76,042
		266,641

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMPUTERS - 3.2%
677	Accenture PLC - Cl. A #	$103,920
1,048	Apple, Inc. #	175,833
654	Cognizant Technology Solutions Corp.	52,647
976	International Business Machines Corp. #	149,748
		482,148
	COSMETICS/PERSONAL CARE - 2.4%
1,071	Colgate-Palmolive Co. #	76,769
251	Estee Lauder Cos., Inc.	37,580
3,134	Procter & Gamble Co. #	248,464
		362,813
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
488	American Express Co.	45,521
78	BlackRock, Inc. - Cl. A	42,254
806	Charles Schwab Corp.	42,089
194	CME Group, Inc.	31,378
1,033	MasterCard, Inc. - Cl. A #	180,940
2,019	Visa, Inc. - Cl. A #	241,513
		583,695
	ELECTRIC - 1.3%
238	American Electric Power, Inc.	16,324
148	Consolidated Edison, Inc.	11,535
329	Dominion Energy, Inc.	22,184
359	Duke Energy Corp.	27,812
461	Exelon Corp.	17,984
227	NextEra Energy, Inc.	37,076
242	Public Service Enterprise Group, Inc.	12,158
120	Sempra Energy	13,346
513	Southern Co.	22,911
243	Xcel Energy, Inc.	11,052
		192,382
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,003	Emerson Electric Co. #	68,505

	ELECTRONICS - 1.2%
1,192	Honeywell International, Inc. #	172,256

	FOOD - 1.6%
661	General Mills, Inc.	29,785
1,175	Kraft Heinz Co. #	73,191
940	Kroger Co.	22,504
1,853	Mondelez International, Inc. - Cl. A #	77,326
648	Sysco Corp.	38,854
		241,660
	FOREST PRODUCTS & PAPER - 0.2%
602	International Paper Co.	32,165

	HEALTHCARE-PRODUCTS - 1.6%
1,415	Abbott Laboratories #	84,787
1,091	Medtronic PLC #	87,520
324	Thermo Fisher Scientific, Inc. #	66,893
		239,200
	HEALTHCARE-SERVICES - 1.4%
202	Anthem, Inc.	44,379
745	UnitedHealth Group, Inc. #	159,430
		203,809
	HOUSEHOLD PRODUCTS/WARES - 0.3%
410	Kimberly-Clark Corp.	45,153

	INSURANCE - 2.4%
570	American International Group, Inc.	31,019
1,325	Berkshire Hathaway, Inc. * #	264,311
290	Chubb Ltd.	39,663
290	Prudential Financial, Inc.	30,029
		365,022

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	INTERNET - 6.1%
142	Alphabet, Inc. - Cl. A * #	$147,274
177	Alphabet, Inc. - Cl. C * #	182,627
107	Amazon.com, Inc. * #	154,865
50	Booking Holdings, Inc. * #	104,020
1,226	Facebook, Inc. - Cl. A * #	195,902
395	Netflix, Inc. * #	116,663
		901,351
	IRON/STEEL - 0.2%
439	Nucor Corp.	26,819

	LODGING - 0.6%
494	Las Vegas Sands Corp.	35,519
367	Marriott International, Inc. #	49,905
		85,424
	MACHINERY-CONSTRUCTION & MINING - 0.9%
926	Caterpillar, Inc. #	136,474

	MACHINERY-DIVERSIFIED - 0.5%
449	Deere & Co. #	69,739

	MEDIA - 3.7%
243	Charter Communications, Inc. - Cl. A * #	75,626
5,123	Comcast Corp. #	175,053
905	Time Warner, Inc. #	85,595
1,118	Twenty-First Century Fox, Inc.	41,019
1,795	Walt Disney Co. #	180,290
		557,583
	MINING - 0.4%
2,013	Freeport-McMoRan, Inc. *	35,368
750	Newmont Mining Corp.	29,302
		64,670
	MISCELLANEOUS MANUFACTURING - 3.1%
925	3M Co. #	203,056
13,577	General Electric Co. #	183,018
452	Illinois Tool Works, Inc. #	70,810
		456,884
	OIL & GAS - 6.2%
626	Anadarko Petroleum Corp.	37,817
164	Andeavor	16,492
413	Apache Corp.	15,892
2,118	Chevron Corp. #	241,537
132	Concho Resources, Inc. *	19,844
1,360	ConocoPhillips #	80,634
527	Devon Energy Corp.	16,753
596	EOG Resources, Inc. #	62,741
2,986	Exxon Mobil Corp. #	222,785
529	Marathon Petroleum Corp.	38,675
854	Occidental Petroleum Corp. #	55,476
479	Phillips 66	45,946
190	Pioneer Natural Resources Co.	32,638
456	Valero Energy Corp.	42,303
		929,533
	OIL&GAS SERVICES - 1.0%
921	Halliburton Co.	43,232
1,431	Schlumberger, Ltd. #	92,700
485	TechnipFMC PLC	14,283
		150,215

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	PHARMACEUTICALS - 6.1%
1,145	AbbVie, Inc. #	$108,374
1,336	Bristol-Myers Squibb Co. #	84,502
1,236	CVS Health Corp. #	76,892
742	Eli Lilly & Co.	57,409
664	Express Scripts Holding Co. * #	45,869
1,636	Johnson & Johnson #	209,653
258	McKesson Corp.	36,344
2,222	Merck & Co., Inc. #	121,032
4,851	Pfizer, Inc. #	172,162
		912,237
	PIPELINES - 0.5%
2,228	Kinder Morgan, Inc.	33,554
401	ONEOK, Inc.	22,825
824	Williams Cos, Inc.	20,485
		76,864
	RETAIL - 6.6%
499	Costco Wholesale Corp. #	94,027
1,269	Home Depot, Inc. #	226,187
948	Lowe’s Cos., Inc. #	83,187
932	McDonald’s Corp. #	145,746
1,662	Starbucks Corp. #	96,213
600	Target Corp.	41,658
724	TJX Cos, Inc. #	59,049
1,131	Walgreens Boots Alliance, Inc. #	74,047
1,895	Wal-Mart, Inc. #	168,598
		988,712
	SEMICONDUCTORS - 5.4%
1,181	Applied Materials, Inc. #	65,675
364	Broadcom Ltd. #	85,777
5,187	Intel Corp. #	270,139
1,167	Micron Technology, Inc. *	60,847
600	NVIDIA Corp. #	138,954
1,547	QUALCOMM, Inc. #	85,719
1,014	Texas Instruments, Inc. #	105,344
		812,455
	SOFTWARE - 3.9%
710	Activision Blizzard, Inc.	47,897
504	Adobe Systems, Inc. * #	108,904
2,003	Microsoft Corp. #	182,814
3,616	Oracle Corp. #	165,432
641	salesforce.com, Inc. * #	74,548
		579,595
	TELECOMMUNICATIONS - 3.5%
3,900	AT&T, Inc. #	139,035
602	CenturyLink, Inc.	9,891
5,467	Cisco Systems, Inc. #	234,480
204	T-Mobile US, Inc. *	12,452
2,591	Verizon Communications, Inc. #	123,902
110	Zayo Group Holdings, Inc. *	3,758
		523,518
	TRANSPORTATION - 3.4%
1,293	CSX Corp. #	72,033
361	FedEx Corp. #	86,680
451	Norfolk Southern Corp.	61,237
1,241	Union Pacific Corp. #	166,828
1,080	United Parcel Service, Inc. - Cl. B #	113,033
		499,811

	TOTAL COMMON STOCK (Cost $12,903,584)	14,789,859

	REAL ESTATE INVESTMENT TRUST - 0.3%
271	American Tower Corp.	39,387
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $29,304)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
267,394	Invesco Short Term Investments Trust - Treasury Portfolio Institutional Class, to yield 1.57% ** (Cost $267,394)	$267,394

	TOTAL INVESTMENTS - 101.3% (Cost $13,200,282) (a)	$15,096,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(192,702)
	NET ASSETS - 100.0%	$14,903,938

PLC - Public Limited Company

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2018. Total collateral had a value of $3,847,351 at March 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,228,862 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,198,086
Unrealized depreciation	(330,308)
Net unrealized appreciation	$1,867,778

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2018 are as follows:

				Termination		Value and Net
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Unrealized Gain (Loss)
Societe Generale	Index Swap ~	0.60%	Index Return	4/2/2018	$15,505,618	$(80,771)
Societe Generale	Basket Swap ^	1-Month LIBOR +	Basket Return	4/2/2018	2,663,324	(96,561)
		0.60%
		Net Unrealized Loss from Open Swap Contracts				$(177,332)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2018.

Societe Generale Equity Basket Swap
Shares	Description	Fair Value	% of Basket
165	Alphabet, Inc. - Cl. A	$171,128	6.6%
165	Alphabet, Inc. - Cl. C	170,245	6.6%
350	Amazon.com, Inc.	506,569	19.7%
3,500	Apple, Inc.	587,230	22.8%
250	Boeing Co.	81,970	3.2%
1,750	Exxon Mobil Corp.	130,568	5.1%
1,250	Facebook, Inc.	199,737	7.8%
550	Johnson & Johnson	70,482	2.7%
550	JPMorgan Chase & Co.	60,484	2.4%
6,500	Microsoft Corp.	593,255	23.1%
		$2,571,668	100.0%

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 2.0%
1,216	Boeing Co. #	$398,702
571	Lockheed Martin Corp.	192,958
1,757	United Technologies Corp. #	221,066
		812,726
	AGRICULTURE - 0.4%
1,016	Altria Group, Inc.	63,317
822	Philip Morris International, Inc.	81,707
		145,024
	AUTO PARTS & EQUIPMENT - 0.3%
1,923	Mobileye NV *	122,303

	BANKS - 0.6%
2,032	Bank of America Corp.	60,940
517	Citigroup, Inc.	34,897
70	Goldman Sachs Group, Inc.	17,630
669	JPMorgan Chase & Co.	73,570
288	US Bancorp	14,544
854	Wells Fargo & Co.	44,758
		246,339
	BEVERAGES - 0.4%
2,042	Coca-Cola Co.	88,684
747	PepsiCo, Inc.	81,535
		170,219
	BIOTECHNOLOGY - 0.4%
136	Amgen, Inc.	23,185
568	Illumina, Inc. *	134,287
		157,472
	CHEMICALS - 0.7%
162	Air Products & Chemicals, Inc.	25,763
2,073	DowDuPont, Inc. #	132,071
240	LyondellBasell Industries NV	25,363
360	Monsanto Co.	42,008
199	PPG Industries, Inc.	22,208
219	Praxair, Inc.	31,602
66	Sherwin-Williams Co.	25,880
		304,895
	COMMERCIAL SERVICES - 8.2%
9,905	Automatic Data Processing, Inc. #	1,124,019
683	CoStar Group, Inc. * #	247,710
211	Ecolab, Inc.	28,922
1,864	Gartner, Inc. * #	219,244
14,209	Paypal Holdings, Inc. * #	1,078,037
3,838	Total System Services, Inc. #	331,066
3,428	Verisk Analytics, Inc. * #	356,512
		3,385,510
	COMPUTERS - 13.1%
7,625	Accenture PLC #	1,170,437
6,005	Apple, Inc. #	1,007,519
3,136	Check Point Software Technologies Ltd. * #	311,530
13,309	Cognizant Technology Solutions Corp. - Cl. A #	1,071,374
6,414	DXC Technology Co. #	644,799
7,827	International Business Machines Corp. #	1,200,897
		5,406,556
	COSMETICS/PERSONAL CARE - 0.3%
1,352	Procter & Gamble Co.	107,187

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
7,067	MasterCard, Inc. - Cl. A #	1,237,856
10,555	Visa, Inc. - Cl. A #	1,262,589
		2,500,445
	ELECTRONICS - 1.0%
1,476	Agilent Technologies, Inc.	98,744
1,673	Honeywell International, Inc. #	241,765
398	Waters Corp. *	79,063
		419,572

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	FOOD - 0.2%
506	Kraft Heinz Co.	$31,519
798	Mondelez International, Inc. - Cl. A	33,301
		64,820
	FOREST PRODUCTS & PAPER - 0.0% ^
288	International Paper Co.	15,388

	HEALTHCARE-PRODUCTS - 7.0%
390	Align Technology, Inc. *	97,940
3,015	Baxter International, Inc. #	196,096
1,071	Becton Dickinson and Co. #	232,086
5,979	Boston Scientific Corp. * #	163,346
3,108	Danaher Corp. #	304,304
1,215	DENTSPLY SIRONA, Inc.	61,127
1,117	Edwards Lifesciences Corp. * #	155,844
405	IDEXX Laboratories, Inc. *	77,513
444	Intuitive Surgical, Inc. * #	183,297
7,337	Medtronic PLC #	588,574
1,474	Stryker Corp. #	237,196
2,184	Thermo Fisher Scientific, Inc. #	450,909
1,106	Zimmer Biomet Holdings, Inc.	120,598
		2,868,830
	HEALTHCARE-SERVICES - 5.7%
1,583	Aetna, Inc. #	267,527
1,359	Anthem, Inc. #	298,572
821	Centene Corp. *	87,740
1,289	Cigna Corp. #	216,217
1,488	HCA Healthcare, Inc. #	144,336
645	Humana, Inc. #	173,395
506	Laboratory Corp. of America Holdings *	81,845
5,010	UnitedHealth Group, Inc. #	1,072,140
		2,341,772
	INSURANCE - 0.2%
377	Berkshire Hathaway, Inc. *	75,204

	INTERNET - 18.3%
1,072	Alphabet, Inc. - Cl. A * #	1,111,814
1,071	Alphabet, Inc. - Cl. C * #	1,105,047
69	Amazon.com, Inc. *	99,866
22,821	eBay, Inc. * #	918,317
7,236	Facebook, Inc. - Cl. A * #	1,156,240
1,587	MercadoLibre, Inc. #	565,591
4,054	Netflix, Inc. * #	1,197,349
2,046	Palo Alto Networks, Inc. * #	371,390
11,614	Symantec Corp. #	300,222
15,555	Twitter, Inc. * #	451,251
6,380	Yandex NV * #	251,691
		7,528,778
	MACHINERY - CONTRUCTION & MINING - 0.5%
1,300	Caterpillar, Inc. #	191,594

	MEDIA - 0.1%
786	Comcast Corp.	26,858
274	Walt Disney Co.	27,521
		54,379
	MINING - 0.0% ^
1,019	Freeport-McMoRan, Inc. *	17,904

	MISCELLANEOUS MANUFACTURING - 1.3%
1,299	3M Co. #	285,156
19,070	General Electric Co. #	257,064
		542,220

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	OIL & GAS - 0.8%
845	Chevron Corp.	$96,364
542	ConocoPhillips	32,135
237	EOG Resources, Inc.	24,949
1,891	Exxon Mobil Corp.	141,087
340	Occidental Petroleum Corp.	22,086
181	Phillips 66	17,362
172	Valero Energy Corp.	15,956
		349,939
	OIL & GAS SERVICES - 0.1%
348	Halliburton Co.	16,335
570	Schlumberger Ltd.	36,925
		53,260
	PHARMACEUTICALS - 0.5%
323	AbbVie Inc	30,572
532	CVS Health Corp.	33,096
618	Johnson & Johnson	79,197
627	Merck & Co., Inc.	34,153
1,374	Pfizer, Inc.	48,763
		225,781
	PIPELINES - 0.0% ^
843	Kinder Morgan, Inc.	12,696

	RETAIL - 0.3%
192	Home Depot, Inc.	34,222
487	Walgreens Boots Alliance, Inc.	31,884
817	Wal-Mart, Inc.	72,688
		138,794
	SEMICONDUCTORS - 2.2%
1,238	Applied Materials, Inc.	68,845
381	Broadcom Ltd.	89,783
5,463	Intel Corp. #	284,513
1,224	Micron Technology, Inc. *	63,819
628	NVIDIA Corp.	145,438
431	NXP Semiconductors NV *	50,427
1,622	QUALCOMM, Inc.	89,875
1,063	Texas Instruments, Inc.	110,435
		903,135
	SOFTWARE - 25.6%
14,450	Activision Blizzard, Inc. #	974,797
6,071	Adobe Systems, Inc. * #	1,311,822
1,457	ANSYS, Inc. *	228,297
4,142	Autodesk, Inc. * #	520,152
5,634	Cadence Design Systems, Inc. * #	207,162
1,776	Cerner Corp. *	103,008
3,302	Citrix Systems, Inc. * #	306,426
5,609	Electronic Arts, Inc. * #	680,035
4,601	Intuit, Inc. #	797,583
30	j2 Gobal, Inc.	2,368
13,434	Microsoft Corp. #	1,226,121
24,454	Oracle Corp. #	1,118,770
3,009	Red Hat, Inc. * #	449,876
9,384	salesforce.com, Inc. * #	1,091,359
3,308	ServiceNow, Inc. * #	547,309
2,543	Splunk, Inc. *	250,206
3,057	Synopsys, Inc. * #	254,465
1,820	VMware, Inc. *	220,711
2,108	Workday, Inc. * #	267,948
		10,558,415
	TELECOMMUNICATIONS - 1.6%
5,415	AT&T, Inc. #	193,045
806	CenturyLink, Inc.	13,243
5,758	Cisco Systems, Inc. #	246,961
38	Shenandoah Telecommunications Co.	1,368
584	Sprint Corp. *	2,850
288	T-Mobile US, Inc. *	17,580
76	Telephone & Data Systems, Inc.	2,130
3,598	Verizon Communications, Inc. #	172,056
157	Vonage Holdings Corp. *	1,672
155	Zayo Group Holdings, Inc. *	5,295
		656,200

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	TRANSPORTATION - 1.3%
507	FedEx Corp.	$121,736
1,743	Union Pacific Corp. #	234,311
1,516	United Parcel Service, Inc. - Cl. B	158,665
		514,712

	TOTAL COMMON STOCK (Cost $37,289,716)	40,892,069

	SHORT-TERM INVESTMENT - 3.9%
	MONEY MARKET FUND - 3.9%
1,614,131	Invesco Short Term Investments Trust - Treasury Portfolio Institutional Class, to yield 1.57% ** (Cost $1,614,131)	1,614,131

	TOTAL INVESTMENTS - 103.1% (Cost $38,903,847) (a)	$42,506,200
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(1,292,002)
	NET ASSETS - 100.0%	$41,214,198

PLC - Public Limited Company

^	Represent less than 0.1%

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2018. Total collateral had a value of $9,536,747 at March 31, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,022,036 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,856,324
Unrealized depreciation	(372,160)
Net unrealized appreciation	$3,484,164

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2018 are as follows:

				Termination		Value and Net
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Unrealized Gain (Loss)
Societe Generale	Index Swap ~	0.60%	Index Return	4/2/2018	$42,770,753	$(846,371)
Societe Generale	Basket Swap ^	1-Month LIBOR +	Basket Return	4/2/2018	14,142,134	(412,092)
		0.60%
		Net Unrealized Loss from Open Swap Contracts				$(1,258,463)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2018.

Societe Generale Equity Basket Swap
Shares	Description	Fair Value	% of Basket
6,150	Accenture PLC	$944,025	6.9%
4,200	Adobe Systems, Inc.	907,536	6.6%
1,210	Alphabet, Inc. - Cl. A	1,254,939	9.1%
1,210	Alphabet, Inc. - Cl. C	1,248,466	9.1%
6,900	Facebook, Inc.	1,102,551	8.0%
8,350	International Business Machines Corp.	1,281,140	9.3%
7,275	Mastercard, Inc.	1,274,289	9.3%
13,450	Microsoft Corp.	1,227,581	8.9%
4,000	Netflix, Inc.	1,181,400	8.6%
25,300	Oracle Corp.	1,157,475	8.4%
7,350	Paypal Holdings, Inc.	557,645	4.0%
3,675	salesforce.com, Inc.	427,403	3.1%
9,950	Visa, Inc.	1,190,219	8.7%
		$13,754,669	100.0%

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

		Leland Real	Leland Thomson	Leland Thomson
		Asset	Reuters Private	Reuters Venture
	Leland Currency	Opportunities	Equity Index	Capital Index
	Strategy Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$13,934,090	$29,067,183	$13,200,282	$38,903,847
At value	$13,934,090	$28,653,193	$15,096,640	$42,506,200
Cash	—	81,788	3,853	121,956
Cash held as collateral	2,905,182	—	—	—
Unrealized appreciation on forward foreign currency transactions	58,411	—	—	—
Receivable for Fund shares sold	100,627	86,107	64,159	180,971
Dividends and interest receivable	11,070	283,696	15,719	30,234
Prepaid expenses and other assets	22,415	37,905	21,931	30,387
TOTAL ASSETS	17,031,795	29,142,689	15,202,302	42,869,748

LIABILITIES
Unrealized loss on swap contracts	—	—	177,332	1,258,463
Unrealized depreciation on forward foreign currency transactions	278,465	—	—	—
Payable for Fund shares redeemed	116,593	167,895	87,950	310,090
Investment advisory fees payable	10,734	10,811	7,675	38,833
Distribution (12b-1) fees payable	—	6,575	—	4,623
Interest payable - Swaps	—	—	7,753	21,502
Payable to related parties	20,960	45,340	17,654	22,039
Accrued expenses and other liabilities	13,466	650	—	—
TOTAL LIABILITIES	440,218	231,271	298,364	1,655,550
NET ASSETS	$16,591,577	$28,911,418	$14,903,938	$41,214,198

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$18,192,587	$80,384,712	$13,067,290	$36,962,859
Accumulated net investment income (loss)	(332,619)	336,625	(223,668)	(272,499)
Accumulated net realized gain (loss) on security transactions, foreign exchange contracts, swap contracts and option contracts	(1,048,337)	(51,395,929)	341,290	2,179,948
Net unrealized appreciation (depreciation) on security transactions, currency translations, swap contracts and option contracts	(220,054)	(413,990)	1,719,026	2,343,890
NET ASSETS	$16,591,577	$28,911,418	$14,903,938	$41,214,198

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,940,709	$4,421,437	$768,742	$15,055,709
Shares of beneficial interest outstanding	248,356	555,921	63,763	933,948
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.84	$7.95	$12.06	$16.12
Maximum offering price per share (maximum sales charge of 5.75%)	$12.56	$8.44	$12.80	$17.10

Class C Shares:
Net Assets	$505,687	$7,191,109	$543,479	$3,244,235
Shares of beneficial interest outstanding	43,759	905,995	45,393	204,667
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.56	$7.94	$11.97	$15.85

Class I Shares:
Net Assets	$13,145,181	$17,298,872	$13,591,717	$22,914,254
Shares of beneficial interest outstanding	1,104,119	2,216,321	1,122,289	1,415,406
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.91	$7.81	$12.11	$16.19

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge (“CDSC”) in the amount of the commissions paid on the shares redeemed.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

		Leland Real	Leland Thomson	Leland Thomson
	Leland	Asset	Reuters Private	Reuters Venture
	Currency	Opportunities	Equity Index	Capital Index
	Strategy Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$—	$1,440,655	$135,753	$116,734
Interest	73,811	26,180	3,231	9,843
TOTAL INVESTMENT INCOME	73,811	1,466,835	138,984	126,577

EXPENSES
Investment advisory fees	82,655	183,671	85,933	155,494
Distribution (12b-1) fees:
Class A	4,561	7,711	1,000	7,697
Class C	3,663	44,898	957	4,615
Administrative services fees	42,845	100,438	35,536	55,421
Shareholder service fees	13,650	13,675	3,640	910
TOTAL EXPENSES	147,374	350,393	127,066	224,137

Less: Fees waived by the Advisor	(15,248)	(87,155)	(21,804)	(23,921)

NET EXPENSES	132,126	263,238	105,262	200,216

NET INVESTMENT INCOME (LOSS)	(58,315)	1,203,597	33,722	(73,639)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(977,691)	(2,020)	225,708
Forward foreign currency transactions	(337,172)	—	—	—
Swaps	—	—	486,047	2,406,447
Net realized gain (loss) from:	(337,172)	(977,691)	484,027	2,632,155
Net change in unrealized appreciation (depreciation) on:
Investments	—	(3,648,182)	282,317	998,134
Forward foreign currency translations	(15,844)	—	—	—
Swaps	—	—	(289,070)	(980,890)
Net change in unrealized appreciation (depreciation) on investments	(15,844)	(3,648,182)	(6,753)	17,244

NET REALIZED AND UNREALIZED GAIN (LOSS)	(353,016)	(4,625,873)	477,274	2,649,399

NET INCREASE (DECREASE) IN NET ASSETS	$(411,331)	$(3,422,276)	$510,996	$2,575,760

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Leland Currency Strategy Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(58,315)	$(252,654)
Net realized gain (loss) on forward foreign currency transactions	(337,172)	873,360
Net increase from reimbursement by Advisor	—	26,181 (a)
Net change in unrealized depreciation on forward foreign currency translations	(15,844)	(145,283)
Net increase (decrease) in net assets resulting from operations	(411,331)	501,604

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	318,979	1,469,476
Class C	9,000	39,500
Class I	6,670,654	4,557,621
Redemption fee proceeds:
Class A	—	34
Class C	—	2
Class I	183	212
Payments for shares redeemed:
Class A	(3,339,651)	(2,969,676)
Class C	(398,380)	(594,002)
Class I	(4,022,281)	(15,601,868)
Net decrease in net assets from shares of beneficial interest	(761,496)	(13,098,701)

TOTAL DECREASE IN NET ASSETS	(1,172,827)	(12,597,097)

NET ASSETS
Beginning of Period	17,764,404	30,361,501
End of Period*	$16,591,577	$17,764,404
* Includes accumulated net investment loss of:	$(332,619)	$(274,304)

SHARE ACTIVITY
Class A:
Shares Sold	26,611	126,800
Shares Redeemed	(277,098)	(257,346)
Net decrease in shares of beneficial interest outstanding	(250,487)	(130,546)

Class C:
Shares Sold	767	3,452
Shares Redeemed	(34,571)	(51,864)
Net decrease in shares of beneficial interest outstanding	(33,804)	(48,412)

Class I:
Shares Sold	554,295	392,212
Shares Redeemed	(338,785)	(1,365,427)
Net increase (decrease) in shares of beneficial interest outstanding	215,510	(973,215)

(a)	Includes realized loss of $26,181 for the Leland Currency Strategy Fund, due to investment violation reimbursed by the advisor.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Real Asset Opportunities Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,203,597	$1,821,661
Net realized gain (loss) on investments and option contracts	(977,691)	3,245,701
Net change in unrealized depreciation on investments and option contracts	(3,648,182)	(1,666,047)
Net increase (decrease) in net assets resulting from operations	(3,422,276)	3,401,315

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(147,172)	(492,524)
Class C	(136,914)	(407,051)
Class I	(648,712)	(1,143,272)
Net decrease in net assets resulting from distributions to shareholders	(932,798)	(2,042,847)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	65,337	1,816,090
Class C	239,074	197,956
Class I	4,971,999	7,062,880
Net asset value of shares issued in reinvestment of distributions:
Class A	130,439	457,343
Class C	131,552	386,799
Class I	610,230	1,079,274
Redemption fee proceeds:
Class A	—	281
Class C	—	1
Class I	431	6
Payments for shares redeemed:
Class A	(4,332,521)	(7,639,752)
Class C	(2,546,420)	(4,677,159)
Class I	(9,995,654)	(12,076,335)
Net decrease in net assets from shares of beneficial interest	(10,725,533)	(13,392,616)

TOTAL DECREASE IN NET ASSETS	(15,080,607)	(12,034,148)

NET ASSETS
Beginning of Period	43,992,025	56,026,173
End of Period*	$28,911,418	$43,992,025
* Includes accumulated net investment income of:	$336,625	$65,826

SHARE ACTIVITY
Class A:
Shares Sold	7,225	197,724
Shares Reinvested	15,342	50,717
Shares Redeemed	(486,796)	(840,266)
Net decrease in shares of beneficial interest outstanding	(464,229)	(591,825)

Class C:
Shares Sold	28,814	22,014
Shares Reinvested	15,401	43,252
Shares Redeemed	(294,201)	(518,724)
Net decrease in shares of beneficial interest outstanding	(249,986)	(453,458)

Class I:
Shares Sold	571,757	789,683
Shares Reinvested	73,197	121,401
Shares Redeemed	(1,153,044)	(1,360,288)
Net decrease in shares of beneficial interest outstanding	(508,090)	(449,204)

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Private Equity Index Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment income	$33,722	$54,139
Net realized gain on security transactions and swap contracts	484,027	169,635
Net change in unrealized appreciation (depreciation) on security transactions and swap contracts	(6,753)	1,123,561
Net increase in net assets resulting from operations	510,996	1,347,335

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(21,025)	(1,005)
Class C	(3,237)	(1,375)
Class I	(329,006)	(104,352)
From net investment income:
Class A	(13,471)	—
Class C	(1,144)	—
Class I	(224,894)	—
Net decrease in net assets resulting from distributions to shareholders	(592,777)	(106,732)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	470,222	747,794
Class C	450,001	—
Class I	4,976,111	2,177,838
Net asset value of shares issued in reinvestment of distributions:
Class A	27,286	1,005
Class C	4,381	1,375
Class I	509,821	101,006
Redemption fee proceeds:
Class A	610	—
Class I	1,172	5
Payments for shares redeemed:
Class A	(457,402)	(78,760)
Class I	(1,718,149)	(424,147)
Net increase in net assets from shares of beneficial interest	4,264,053	2,526,116

TOTAL INCREASE IN NET ASSETS	4,182,272	3,766,719

NET ASSETS
Beginning of Period	10,721,666	6,954,947
End of Period*	$14,903,938	$10,721,666
* Includes accumulated net investment loss of:	$(223,668)	$(17,881)

SHARE ACTIVITY
Class A:
Shares Sold	36,689	65,906
Shares Reinvested	2,167	96
Shares Redeemed	(36,635)	(6,877)
Net increase in shares of beneficial interest outstanding	2,221	59,125

Class C:
Shares Sold	35,671	—
Shares Reinvested	349	132
Net increase in shares of beneficial interest outstanding	36,020	132

Class I:
Shares Sold	388,804	197,124
Shares Reinvested	40,334	9,629
Shares Redeemed	(138,611)	(38,650)
Net increase in shares of beneficial interest outstanding	290,527	168,103

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Index Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(73,639)	$(57,269)
Net realized gain on security transactions and swap contracts	2,632,155	1,971,442
Net change in unrealized appreciation on security transactions, and swap contracts	17,244	986,117
Net increase in net assets resulting from operations	2,575,760	2,900,290

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(319,924)	(13,769)
Class C	(29,693)	(1,077)
Class I	(1,230,776)	(525,119)
From net investment income:
Class A	(94,161)	—
Class C	(8,132)	—
Class I	(374,140)	—
Net decrease in net assets resulting from distributions to shareholders	(2,056,826)	(539,965)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,692,553	1,170,890
Class C	3,433,604	56,210
Class I	10,366,685	2,333,433
Net asset value of shares issued in reinvestment of distributions:
Class A	409,760	13,769
Class C	37,623	1,077
Class I	1,529,371	512,874
Redemption fee proceeds:
Class A	4,446	—
Class C	954	—
Class I	1,763	—
Payments for shares redeemed:
Class A	(2,155,509)	(149,730)
Class C	(186,067)	—
Class I	(2,247,799)	(6,306,733)
Net increase (decrease) in net assets from shares of beneficial interest	26,887,384	(2,368,210)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,406,318	(7,885)

NET ASSETS
Beginning of Period	13,807,880	13,815,765
End of Period*	$41,214,198	$13,807,880
* Includes accumulated net investment income (loss) of:	$(272,499)	$277,573

SHARE ACTIVITY
Class A:
Shares Sold	938,699	86,005
Shares Reinvested	27,970	1,254
Shares Redeemed	(135,828)	(11,434)
Net increase in shares of beneficial interest outstanding	830,841	75,825

Class C:
Shares Sold	207,489	4,189
Shares Reinvested	2,609	99
Shares Redeemed	(12,173)	—
Net increase in shares of beneficial interest outstanding	197,925	4,288

Class I:
Shares Sold	627,456	175,390
Shares Reinvested	103,968	46,625
Shares Redeemed	(140,489)	(567,988)
Net increase (decrease) in shares of beneficial interest outstanding	590,935	(345,973)

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class A
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2017		2016	2015	2014 (1)
Net asset value, beginning of period	$12.11		$11.59		$12.03	$10.21	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.15)		(0.17)	(0.17)	0.00	(8)
Net realized and unrealized gain (loss) on investments	(0.22)		0.66		(0.30)	2.02	0.21
Total from investment operations	(0.27)		0.51		(0.47)	1.85	0.21
Paid in capital from redemption fees	—		0.00	(8)	0.03	0.01	—
Payment by affiliate for investment violations	—		0.01	(9)	—	—	—
Less distributions from:
Net investment income	—		—		—	(0.04)	—
Total distributions	—		—		—	(0.04)	—
Net asset value, end of period	$11.84		$12.11		$11.59	$12.03	$10.21
Total return (3)	(2.23	)% (4)	4.49	% (10)	(3.66)%	18.21%	2.10	% (4)
Net assets, at end of period	$2,940,709		$6,039,533		$7,296,472	$1,798,167	$10
Ratio of gross expenses to average net assets (5,7)	1.93	% (6)	1.94%		1.89%	16.22%	1.95	% (6)
Ratio of net expenses to average net assets (7)	1.75	% (6)	1.75%		1.75%	1.75%	1.75	% (6)
Ratio of net investment income (loss) to average net assets (7)	(0.86	)% (6)	(1.28)%		(1.44)%	(1.39)%	0.00	% (6)
Portfolio Turnover Rate	0	% (4)	0%		0%	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class A shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	See note 4 in the Notes to the Financial Statements.

(10)	Before the reimbursement from the advisor for the loss on investment violation, the total return for the year would have been 4.40%.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	March 31, 2018		September 30,		September 30,		September 30,	September 30,
	(Unaudited)		2017		2016		2015	2014 (1)
Net asset value, beginning of period	$11.86		$11.44		$11.96		$10.21	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.23)		(0.26)		(0.26)	0.00	(8)
Net realized and unrealized gain (loss) on investments	(0.21)		0.64		(0.26	) (9)	2.03	0.21
Total from investment operations	(0.30)		0.41		(0.52)		1.77	0.21
Paid in capital from redemption fees	—		0.00	(8)	0.00	(8)	0.02	—
Payment by affiliate for investment violations	—		0.01	(10)	—		—	—
Less distributions from:
Net investment income	—		—		—		(0.04)	—
Total distributions	—		—		—		(0.04)	—
Net asset value, end of period	$11.56		$11.86		$11.44		$11.96	$10.21
Total return (3)	(2.53	)% (4)	3.67	% (11)	(4.35)%		17.53%	2.10	% (4)
Net assets, at end of period	$505,687		$920,197		$1,441,739		$322,786	$10
Ratio of gross expenses to average net assets (5,7)	2.68	% (6)	2.69%		2.64%		16.97%	2.70	% (6)
Ratio of net expenses to average net assets (7)	2.50	% (6)	2.50%		2.50%		2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.61	)% (6)	(2.04)%		(2.19)%		(2.16)%	0.00	% (6)
Portfolio Turnover Rate	0	% (4)	0%		0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class C shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	See note 4 in the Notes to the Financial Statements.

(11)	Before the reimbursement from advisor for the loss on investment violation, the total return for the year would have been 3.58%.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	March 31, 2018		September 30,		September 30,		September 30,	September 30,
	(Unaudited)		2017		2016		2015	2014 (1)
Net asset value, beginning of period	$12.16		$11.61		$12.02		$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.12)		(0.14)		(0.17)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.21)		0.66		(0.27	) (9)	2.01	0.26
Total from investment operations	(0.25)		0.54		(0.41)		1.84	0.21
Paid in capital from redemption fees	0.00	(8)	0.00	(8)	0.00		(8)	0.01
Payment by affiliate for investment violations	—		0.01	(10)	—		—	—
Less distributions from:
Net investment income	—		—		—		(0.04)	—
Total distributions	—		—		—		(0.04)	—
Net asset value, end of period	$11.91		$12.16		$11.61		$12.02	$10.21
Total return (3)	(2.06	)% (4)	4.74	% (11)	(3.41)%		18.11%	2.10	% (4)
Net assets, at end of period	$13,145,181		$10,804,674		$21,623,290		$2,016,332	$107,676
Ratio of gross expenses to average net assets (5,7)	1.68	% (6)	1.69%		1.64%		15.97%	1.70	% (6)
Ratio of net expenses to average net assets (7)	1.50	% (6)	1.50%		1.50%		1.50%	1.50	% (6)
Ratio of net investment loss to average net assets (7)	(0.60	)% (6)	(1.05)%		(1.18)%		(1.41)%	(1.45	)% (6)
Portfolio Turnover Rate	0	% (4)	0%		0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class I shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	See note 4 in the Notes to the Financial Statements.

(11)	Before the reimbursement from advisor for the loss on investment violation, the total return for the year would have been 4.65%.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014 (1)
Net asset value, beginning of period	$9.07		$8.84	$7.45	$9.39	$10.00
Activity from investment operations:
Net investment income (2)	0.28		0.32	0.31	0.10	0.30
Net realized and unrealized gain (loss) on investments	(1.17)		0.27	1.24	(1.93)	(0.74)
Total from investment operations	(0.89)		0.59	1.55	(1.83)	(0.44)
Paid in capital from redemption fees	—		0.00 (8)	0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.23)		(0.36)	(0.16)	(0.08)	(0.17)
Net return of capital	—		—	—	(0.03)	—
Total distributions	(0.23)		(0.36)	(0.16)	(0.11)	(0.17)
Net asset value, end of period	$7.95		$9.07	$8.84	$7.45	$9.39
Total return (3)	(9.93	)% (4)	6.74%	21.40%	(19.66)%	(4.52	)% (4)
Net assets, at end of period (000s)	$4,421		$9,254	$14,251	$20,429	$88,373
Ratio of gross expenses to average net assets (5,7)	1.88	% (6)	1.81%	1.61%	1.41%	1.51	% (6)
Ratio of net expenses to average net assets (7)	1.40	% (6)	1.40%	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,9)	6.50	% (6)	3.53%	4.02%	1.17%	2.90	% (6)
Portfolio Turnover Rate	37	% (4)	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class A shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014 (1)
Net asset value, beginning of period	$8.99		$8.77	$7.42	$9.37	$10.00
Activity from investment operations:
Net investment income (2)	0.26		0.25	0.25	0.05	0.22
Net realized and unrealized gain (loss) on investments	(1.17)		0.27	1.24	(1.94)	(0.74)
Total from investment operations	(0.91)		0.52	1.49	(1.89)	(0.52)
Paid in capital from redemption fees	—		—	0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.14)		(0.30)	(0.14)	(0.03)	(0.11)
Net return of capital	—		—	—	(0.03)	—
Total distributions	(0.14)		(0.30)	(0.14)	(0.06)	(0.11)
Net asset value, end of period	$7.94		$8.99	$8.77	$7.42	$9.37
Total return (3)	(10.25	)% (4)	5.96%	20.42%	(20.16)%	(5.22	)% (4)
Net assets, at end of period (000s)	$7,191		$10,388	$14,113	$20,123	$49,892
Ratio of gross expenses to average net assets (5,7)	2.63	% (6)	2.56%	2.36%	2.16%	2.26	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (6)	2.15%	2.15%	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7,9)	5.89	% (6)	2.78%	3.27%	0.58%	2.13	% (6)
Portfolio Turnover Rate	37	% (4)	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class C shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014 (1)
Net asset value, beginning of period	$8.94		$8.72	$7.39	$9.40	$10.00
Activity from investment operations:
Net investment income (2)	0.30		0.34	0.34	0.12	0.31
Net realized and unrealized gain (loss) on investments	(1.16)		0.26	1.22	(1.93)	(0.72)
Total from investment operations	(0.86)		0.60	1.56	(1.81)	(0.41)
Paid in capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.27)		(0.38)	(0.23)	(0.17)	(0.19)
Net return of capital	—		—	—	(0.03)	—
Total distributions	(0.27)		(0.38)	(0.23)	(0.20)	(0.19)
Net asset value, end of period	$7.81		$8.94	$8.72	$7.39	$9.40
Total return (3)	(9.75	)% (4)	6.97%	21.59%	(19.44)%	(4.22	)% (4)
Net assets, at end of period (000s)	$17,299		$24,350	$27,662	$34,754	$152,845
Ratio of gross expenses to average net assets (5,7)	1.63	% (6)	1.56%	1.36%	1.16%	1.26	% (6)
Ratio of net expenses to average net assets (7)	1.15	% (6)	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income to average net assets (7,9)	6.87	% (6)	3.78%	4.36%	1.41%	2.99	% (6)
Portfolio Turnover Rate	37	% (4)	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$11.83		$10.28	$9.28	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.06	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.77		1.64	1.41	(0.78)
Total from investment operations	0.79		1.70	1.44	(0.72)
Paid in capital from redemption fees	0.01		—	—	—
Less distributions from:
Net investment income	(0.22)		—	(0.44)	—
Net realized gains	(0.35)		(0.15)	—	—
Total distributions	(0.57)		(0.15)	(0.44)	—
Net asset value, end of period	$12.06		$11.83	$10.28	9.28
Total return (3)	6.53	% (4)	16.71%	15.72%	(7.20	)% (4)
Net assets, at end of period	$768,742		$727,863	$24,844	$9
Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.07	% (6)	2.06%	1.87%	1.96	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	1.75	% (6)	1.75%	1.75%	1.75	% (6)
Ratio of net investment income to average net assets (7)	0.24	% (6)	0.50%	0.33%	3.37	% (6)
Portfolio Turnover Rate	20	% (4)	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$11.71		$10.26	$9.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		(0.04)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	0.77		1.64	1.47 (8)	(0.78)
Total from investment operations	0.73		1.60	1.42	(0.72)
Less distributions from:
Net investment income	(0.12)		—	(0.44)	—
Net realized gains	(0.35)		(0.15)	—	—
Total distributions	(0.47)		(0.15)	(0.44)	—
Net asset value, end of period	$11.97		$11.71	$10.26	$9.28
Total return (3)	6.03	% (4)	15.76%	15.49%	(7.20	)% (4)
Net assets, at end of period	$543,479		$109,775	$94,823	$9
Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.82	% (6)	2.81%	2.62%	2.71	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	2.50	% (6)	2.50%	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(0.56	)% (6)	(0.36)%	(0.54)%	4.12	% (6)
Portfolio Turnover Rate	20	% (4)	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class C shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$11.88		$10.30	$9.29	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	0.79		1.65	1.38	(0.72)
Total from investment operations	0.82		1.73	1.45	(0.71)
Paid in capital from redemption fees	0.00	(8)	0.00 (8)	—	—
Less distributions from:
Net investment income	(0.24)		—	(0.44)	—
Net realized gains	(0.35)		(0.15)	—	—
Total distributions	(0.59)		(0.15)	(0.44)	—
Net asset value, end of period	$12.11		$11.88	$10.30	$9.29
Total return (3)	6.63	% (4)	16.98%	15.94%	(7.10	)% (4)
Net assets, at end of period	$13,591,717		$9,884,028	$6,835,280	$5,101,640
Ratio of gross expenses to average net assets excluding interest expense (5,7)	1.82	% (6)	1.81%	1.62%	1.71	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	1.50	% (6)	1.50%	1.50%	1.50	% (6)
Ratio of net investment income to average net assets (7)	0.52	% (6)	0.70%	0.71%	3.12	% (6)
Portfolio Turnover Rate	20	% (4)	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended		Period Ended
	March 31, 2018		September 30,	September 30,	September 30,		March 31,
	(Unaudited)		2017	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$14.73		$11.50	$10.42	$10.82		$10.00
Activity from investment operations:
Net investment loss (3)	(0.06)		(0.10)	(0.03)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	3.03		3.77	2.05	(0.28)		1.09
Total from investment operations	2.97		3.67	2.02	(0.34)		1.08
Paid in capital from redemption fees (3)	0.01		—	—	—		—
Less distributions from:
Net investment income	(0.36)		—	(0.34)	(0.00	) (9)	(0.26)
Net realized gains	(1.23)		(0.44)	(0.60)	(0.06)		—
Total distributions	(1.59)		(0.44)	(0.94)	(0.06)		(0.26)
Net asset value, end of period	$16.12		$14.73	$11.50	$10.42		$10.82
Total return (4)	21.26	% (5)	33.24%	19.37%	(3.14)%		10.83	% (5)
Net assets, at end of period	$15,055,709		$1,518,979	$313,657	$4,958		$5,162
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.96	% (7)	1.99%	1.83%	4.52	% (7)	6.37	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.75	% (7)	1.75%	1.75%	1.75	% (7)	1.75	% (7)
Ratio of net investment loss to average net assets (8)	(0.76	)% (7)	(0.72)%	(0.34)%	(1.09	)% (7)	(0.14	)% (7)
Portfolio Turnover Rate	29	% (5)	88%	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$14.52		$11.43	$10.43	$10.82
Activity from investment operations:
Net investment income (loss) (2)	(0.12)		(0.20)	(0.11)	0.00
Net realized and unrealized gain (loss) on investments	3.00		3.73	2.05	(0.39)
Total from investment operations	2.88		3.53	1.94	(0.39)
Paid in capital from redemption fees (3)	0.02		—	—	—
Less distributions from:
Net investment income	(0.34)		—	(0.34)	0.00
Net realized gains	(1.23)		(0.44)	(0.60)	—
Total distributions	(1.57)		(0.44)	(0.94)	—
Net asset value, end of period	$15.85		$14.52	$11.43	$10.43
Total return (3)	20.95	% (4)	32.19%	18.63%	(3.60	)% (4)
Net assets, at end of period	$3,244,235		$97,908	$28,053	$10
Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.71	% (6)	2.74%	2.58%	5.27	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	2.50	% (6)	2.50%	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.48	)% (6)	(1.50)%	(1.08)%	0.00	% (6)
Portfolio Turnover Rate	29	% (4)	88%	256%	42	% (4)

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended		Period Ended
	March 31, 2018		September 30,	September 30,	September 30,		March 31,
	(Unaudited)		2017	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$14.79		$11.51	$10.44	$10.83		$10.00
Activity from investment operations:
Net investment income (loss) (3)	(0.04)		(0.06)	(0.02)	(0.02)		0.00	(9)
Net realized and unrealized gain (loss) on investments	3.04		3.78	2.04	(0.31)		1.09
Total from investment operations	3.00		3.72	2.02	(0.33)		1.09
Paid in capital from redemption fees	0.00	(9)	—	0.00 (9)	—		—
Less distributions from:
Net investment income	(0.37)		—	(0.35)	(0.00	) (9)	(0.26)
Net realized gains	(1.23)		(0.44)	(0.60)	(0.06)		—
Total distributions	(1.60)		(0.44)	(0.95)	(0.06)		(0.26)
Net asset value, end of period	$16.19		$14.79	$11.51	$10.44		$10.83
Total return (4)	21.41	% (5)	33.66%	19.44%	(3.05)%		10.94	% (5)
Net assets, at end of period	$22,914,254		$12,190,993	$13,474,055	$10,449,044		$10,772,203
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.71	% (7)	1.74%	1.58%	4.27	% (7)	5.92	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.50	% (7)	1.50%	1.50%	1.50	% (7)	1.50	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.48	)% (7)	(0.48)%	(0.13)%	(0.36	)% (7)	0.05	% (7)
Portfolio Turnover Rate	29	% (5)	88%	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund I shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Leland Currency Strategy Fund (“Currency Strategy Fund”), formerly known as Good Harbor Tactical Currency Strategy Fund, the Leland Real Asset Opportunities Fund (“Real Asset Opportunities Fund”), formerly known as the Good Harbor Tactical Equity Income Fund, the Leland Thomson Reuters Private Equity Index Fund (“Private Equity Index Fund”), and the Leland Thomson Reuters Venture Capital Index Fund (“Venture Capital Index Fund”), formerly known as MPS Thomson Reuters Venture Capital Index Fund, are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company (Currency Strategy Fund, Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund are each a “Fund” and collectively the “Funds”). The investment objective of the Currency Strategy Fund is total return from capital appreciation and income. The investment objective of the Real Asset Opportunities Fund is total return from capital appreciation with an emphasis on income. The investment objective of the Private Equity Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Currency Strategy Fund commenced operations on May 30, 2014, the Real Asset Opportunities Fund commenced operations on October 1, 2013 and the Private Equity Index Fund commenced operations on September 18, 2015. The Venture Capital Index Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Index Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Index Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Index Fund. The Venture Capital Index Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Index Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ investments measured at fair value:

CURRENCY STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$13,934,090	$—	$—	$13,934,090
Total	$13,934,090	$—	$—	$13,934,090
Derivatives
Forward Foreign Currency Contracts	$—	$58,411	$—	$58,411
Liabilities
Derivatives
Forward Foreign Currency Contracts	$—	$278,465	$—	$278,465

REAL ASSET OPPORTUNITIES FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,052,991	$—	$—	$3,052,991
Exchange Traded Funds	4,504,227	—	—	4,504,227
Real Estate Investment Trusts	18,749,732	—	—	18,749,732
Short-Term Investment	2,346,243	—	—	2,346,243
Total	$28,653,193	$—	$—	$28,653,193

PRIVATE EQUITY INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$14,789,859	$—	$—	$14,789,859
Real Estate Investment Trusts	39,387	—	—	39,387
Short-Term Investment	267,394	—	—	267,394
Total	$15,096,640	$—	$—	$15,096,640
Liabilities
Derivatives
Swap Contracts **	$—	$177,332	$—	$177,332

VENTURE CAPITAL INCOME FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$40,892,069	$—	$—	$40,892,069
Short-Term Investment	1,614,131	—	—	1,614,131
Total	$42,506,200	$—	$—	$42,506,200
Liabilities
Derivatives
Swap Contracts **	$—	$1,258,463	$—	$1,258,463

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Funds gain economic exposure to foreign currencies through their investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statements of Operations. For the six months ended March 31, 2018, the Currency Strategy Fund had net realized losses of $337,172 on forward foreign currency contracts.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of March 31, 2018, the Private Equity Index Fund had net unrealized losses from open swap contracts in the amount of $177,332, while the Venture Capital Index Fund had net unrealized losses from open swap contracts in the amount of $1,258,463. For the six months ended March 31, 2018, the Private Equity Index Fund and the Venture Capital Index Fund had realized gains of $486,047 and $2,406,447 from swap contracts, respectively.

The derivative instruments outstanding as of March 31, 2018 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of March 31, 2018:

		Asset Derivatives		Liability Derivatives
	Contract
	Type/Primary Risk	Balance Sheet		Balance Sheet
Fund	Exposure	Location	Fair Value	Location	Fair Value
Currency Strategy Fund	Currency	Unrealized appreciation on forward foreign currency transactions	$58,411	Unrealized depreciation on forward foreign currency transactions	$278,465
Private Equity Index Fund	Equity	Unrealized gain on swap contracts	—	Unrealized loss on swap contracts	177,332
Venture Capital Index Fund	Equity	Unrealized gain on swap contracts	—	Unrealized loss on swap contracts	1,258,463

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of March 31, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency	Net realized gain (loss) from forward foreign currency contracts;
Contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency translation

Swap Contracts	Net realized gain (loss) from swaps contract;
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the six months ended
Derivative Investment Type	Equity Risk	Currency Risk	March 31, 2018
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(337,172)	$(337,172)
Private Equity Index Fund
Swap Contracts	486,047	—	486,047
Venture Capital Index Fund
Swap Contracts	2,406,447	—	2,406,447

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the six months ended
Derivative Investment Type	Equity Risk	Currency Risk	March 31, 2018
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(15,844)	$(15,844)
Private Equity Index Fund
Swap Contracts	(289,070)	—	(289,070)
Venture Capital Index Fund
Swap Contracts	(980,890)	—	(980,890)

Offsetting of Financial Assets and Derivative Assets

The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2018 for the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund:

Currency Strategy Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Plaedged *	Net Amount **
Forward Foreign Currency
Transactions	$58,411	$—	$58,411	$(58,411)	$—	$—
Total	$58,411	$—	$58,411	$(58,411)	$—	$—

Currency Strategy Fund

Gross Amounts Not Offset in the
Liabilities				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Plaedged *	Net Amount **
Forward Foreign Currency
Transactions	$(278,465)	$—	$(278,465)	$58,411	$220,054	$—
Total	$(278,465)	$—	$(278,465)	$58,411	$220,054	$—

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Private Equity Index Fund

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$(177,332)	$—	$(177,332)	$177,332	$—	$—
Total	$(177,332)	$—	$(177,332)	$177,332	$—	$—

Venture Capital Index Fund
Gross Amounts Not Offset in the
Liabilities				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statements of	in the Statements
	Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments ***	Pledged *	Net Amount **
Swaps Contracts	$(1,258,463)	$—	$(1,258,463)	$1,258,463	$—	$—
Total	$(1,258,463)	$—	$(1,258,463)	$1,258,463	$—	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

***	Includes a portion of market value of securities held as collateral on swaps.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
Currency Strategy Fund	Annually	Annually
Real Asset Opportunities Fund	Monthly	Annually
Private Equity Index Fund	Annually	Annually
Venture Capital Index Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 to September 30, 2017, or expected to be taken in the Funds’ September 30, 2018 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Currency Strategy Fund and Real Asset Opportunities Fund’s average daily net assets and 1.25% of the Private Equity Index Fund and Venture Capital Index Fund’s average daily net assets. During the six months ended March 31, 2018, the Advisor earned the following fees:

Fund	Advisory Fee
Currency Strategy Fund	$82,655
Real Asset Opportunities Fund	183,671
Private Equity Index Fund	85,933
Venture Capital Index Fund	155,494

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2019, for the Currency Strategy Fund, Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the Real Asset Opportunities Fund, and 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. During the six months ended March 31, 2018, the Advisor waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fund	Fees waived by the Advisor
Currency Strategy Fund	$15,248
Real Asset Opportunities Fund	87,155
Private Equity Index Fund	21,804
Venture Capital Index Fund	23,921

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through September 30 of the year indicated.

Fund	2018	2019	2020
Currency Strategy Fund	$40,031	$31,244	$42,088
Real Asset Opportunities Fund	29,827	116,483	214,515
Private Equity Index Fund	36	7,414	26,282
Venture Capital Index Fund	154,214	9,196	27,413

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended March 31, 2018.

Fund	Distribution (12b-1) fees incurred
Currency Strategy Fund
Class A	$4,561
Class C	3,663
Real Asset Opportunities Fund
Class A	7,711
Class C	44,898
Private Equity Index Fund
Class A	1,000
Class C	957
Venture Capital Index Fund
Class A	7,697
Class C	4,615

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2018.

		Amount
	Underwriting	Retained by
Fund	Commissions	Underwriter
Currency Strategy Fund
Class A	$905	$117
Real Asset Opportunities Fund
Class A	520	68
Private Equity Index Fund
Class A	7,589	1,046
Venture Capital Index Fund
Class A	129,294	18,548

Class C shares of the Funds purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge (“CDSC”) in the amount of the commissions paid on the shares redeemed. There were $0 of CDSC fees paid by shareholders of the Funds during the six months ended March 31, 2018.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2018 were as followed:

Fund	Purchases	Sales
Currency Strategy Fund	$—	$—
Real Asset Opportunities Fund	11,593,909	19,264,150
Private Equity Index Fund	6,489,246	2,701,778
Venture Capital Index Fund	31,359,116	6,662,405

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2018 the redemption fees paid are as follows:

Fund	Redemption Fee
Currency Strategy Fund
Class I	$183
Real Asset Opportunities Fund
Class I	431
Private Equity Index Fund
Class A	610
Class I	1,172
Venture Capital Index Fund
Class A	4,446
Class C	954
Class I	1,763

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust – Treasury Portfolio (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Currency Strategy Fund and its shareholders to do so.

The performance of the Currency Strategy Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at “www.sec.gov”. As of March 31, 2018, the percentage of the Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust – Treasury Portfolio was 84.0%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control each Fund.

		Percentage of Voting
Fund	Shareholder	Securities as of
Real Asset Opportunities Fund	Wells Fargo Clearing Services, LLC	35.3%
	LPL Financial	27.3%
Private Equity Index Fund	National Financial Services LLC	]49.3%
Venture Capital Index Fund	Lamb Company, LLC	25.3%

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2016:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Currency Strategy Fund	$—	$—	$—
Real Asset Opportunities Fund	2,042,847	—	2,042,847
Private Equity Index Fund	106,517	215	106,732
Venture Capital Index Fund	424,047	115,918	539,965

For the year or period ended September 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Currency Strategy Fund	$—	$—	$—
Real Asset Opportunities Fund	1,500,841	—	1,500,841
Private Equity Index Fund	250,798	—	250,798
Venture Capital Index Fund	916,210	54,475	970,685

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post				Total
	Undistributed	Undistributed	October Loss	Capital Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Earnings/
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
Currency Strategy Fund	$—	$—	$(274,304)	$(870,884)	$—	$(44,491)	$(1,189,679)
Real Asset Opportunities Fund	65,826	—	—	(49,105,777)	—	1,921,731	(47,118,220)
Private Equity Index Fund	244,124	88,844	—	—	—	1,585,461	1,918,429
Venture Capital Index Fund	870,997	375,378	—	—	—	2,486,030	3,732,405

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment on open forward foreign currency contracts and swap contracts and tax adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Leland Currency Strategy Fund incurred and elected to defer such late year losses of $274,304.

At September 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Currency Strategy Fund	$—	$870,884	$870,884
Real Asset Opportunities Fund	41,606,466	7,499,311	49,105,777

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency exchange gains (losses), adjustments for real estate investment trusts, and non-deductible expenses, C-Corporation return of capital distributions, the reclassification of swap gains (losses), net operating losses, ordinary income and capital gains distributions, resulted in reclassifications for the following funds for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Currency Strategy Fund	$(105,435)	$105,435	$—
Real Asset Opportunities Fund	—	(203)	203
Private Equity Index Fund	—	(53,950)	53,950
Venture Capital Index Fund	—	546,717	(546,717)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LELAND FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2018

Renewal of Advisory Agreement–Leland Currency Strategy Fund*

In connection with a meeting held on February 20th and 21st, 2018, the Board of Trustees (the “Board” ) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Leland Currency Strategy Fund (“Leland CS”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Leland CS and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board observed that GHF was founded in 2003 and managed six series of the Trust. The Board noted that GHF was wholly owned by Cedar Capital, LLC, and that GHF’s professional management team had extensive investment industry experience and excellent academic credentials. The Board commented that GHF utilized proprietary tactical allocation models in U.S. and emerging markets, venture capital, private equity and currency markets that produced signals which adjusted to up and down market conditions. The Board further commented that the models were re-evaluated and adjusted to ensure quality investment management of Leland CS. The Board discussed that GHF provided portfolio management, marketing, sales, and trading services, and employed a comprehensive risk management plan that established specific risk and volatility guidelines for Leland CS. The Board reviewed GHF’s compliance procedures, noting that its investment guidelines were monitored daily to ensure compliance with pre-trade and back-end compliance testing. The Board further noted that GHF conducted thorough and regular evaluations of its broker/dealers to ensure best execution. The Board recognized GHF’s solid compliance culture, adequate resources through Cedar Capital, LLC, and sufficient support teams. The Board confirmed that GHF had remained consistent with the investment strategies and processes of Leland CS. The Board concluded GHF should continue to provide high quality service to Leland CS and their shareholders.

Performance.

The Board noted that for the one-year period ended October 2017, Leland CS ranked in the third-quartile relative to its peer group and in the bottom quartile relative to its Morningstar category because its strategy signals were wrong-footed and had difficulty recovering from Brexit and the 2016 U.S. presidential election. The Board observed that Leland CS’s performance through December 2017 had shown improvement. The Board also remarked that Leland CS ranked in the first quartile over the three-year period and second quartile since inception. The Board discussed GHF’s position that behavioral signals could be effective in determining investment decisions and that Leland CS’s investment strategy could prove effective in a full-market cycle. Although past performance is not predictive of future results, the Board concluded GHF had provided reasonable results to Leland CS and its shareholders.

Fees and Expenses.

The Board observed that Leland CS’s peer group was relatively small—only 8 funds—with average assets under management of $188 million compared to Leland CS’s $15.8 million. The Board commented that GHF’s 1.00% advisory fee was higher than the peer group average and median, and was the Morningstar category high. It further observed that the 1.50% expense ratio for Leland CS was higher than the averages and medians of the peer group and Morningstar category. The Board discussed GHF’s position that its proprietary strategy and active management style justified a higher than average advisory fee and expense ratio. The Board further noted that many of the funds in the peer group and Morningstar category had significantly more assets under management and therefore benefitted from economies of scale that were not yet available to Leland CS. Given these considerations, the Board concluded that GHF’s advisory fee for Leland CS was not unreasonable.

LELAND FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2018

Economies of Scale. The Board discussed the size of Leland CS and their prospects for growth, concluding none had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted GHF was willing to discuss the implementation of breakpoints as the assets of Leland CS grew and GHF achieved material economies of scale related to their operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed GHF’s profitability analysis in connection with its advisory services provided to Leland CS, and noted that GHF was managing each at a loss. The Board concluded, therefore, that GHF’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for Leland CS was not unreasonable and that renewal of the Advisory Agreement was in the best interests of Leland CS and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/17	3/31/18	10/1/17 – 3/31/18 *	Expense Ratio
Leland Currency Strategy Fund
Class A	$1,000.00	$977.70	$8.63	1.75%
Class C	$1,000.00	$974.70	$12.31	2.50%
Class I	$1,000.00	$979.40	$7.40	1.50%
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$900.70	$6.63	1.40%
Class C	$1,000.00	$897.50	$10.17	2.15%
Class I	$1,000.00	$902.50	$5.45	1.15%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,065.30	$9.01	1.75%
Class C	$1,000.00	$1,060.30	$12.84	2.50%
Class I	$1,000.00	$1,066.30	$7.73	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,212.60	$9.65	1.75%
Class C	$1,000.00	$1,209.50	$13.77	2.50%
Class I	$1,000.00	$1,214.10	$8.28	1.50%

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2018

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/17	3/31/18	10/1/17 – 3/31/18 *	Expense Ratio
Leland Currency Strategy Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the applicable Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 1850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/4/18